Employee Benefits - Additional Information (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Current service cost	$ 2,591,975	$ 3,322,813	$ 4,285,693
Expected return on plan assets	20,070,037	20,804,104	20,916,104
Net pension plan liability and plan assets	$ (140,696,974)	$ (108,118,868)	(107,944,581)	$ (98,020,192)
Severance benefit obligations, description	Severance benefit obligations for employees hired before January 1, 2003, excluding civil servants, are covered by defined benefit plans. Upon termination by A1 Telekom Austria Group or retirement, eligible employees receive severance payments. Depending on their time in service, their severance is equal to a multiple of their monthly basic compensation plus variable elements such as overtime or bonuses, with a maximum of twelve monthly salaries. In case of death, the heirs of eligible employees receive 50% of the severance benefits. The primary risks to A1 Telekom Austria Group are salary increases and changes of interest rates.
Severance benefits, in case of death	50.00%
Akenes [member]
Disclosure of defined benefit plans [line items]
Defined Benefit Plan, Pension Benefit Obligation, Percentage	10.00%	7.00%
Telekom Austria [member]
Disclosure of defined benefit plans [line items]
Defined benefits plan, eligibility retirement date	Jan. 01, 1975
Telekom Austria [member] | Defined Contribution Plans [member]
Disclosure of defined benefit plans [line items]
Annual expense of defined contribution plan	$ 258,705	$ 281,693
Telekom Austria [member] | Unfunded Pension Plans [member]
Disclosure of defined benefit plans [line items]
Benefit determination maximum percentage on salary before retirement	80.00%
Telmexs [member]
Disclosure of defined benefit plans [line items]
Net pension plan liability and plan assets	$ 164,910,346	$ 163,404,418
Rate of equity instruments		30.40%
Rate of debt instruments	31.90%
Recorded of pension plan re-measurement value in defined pension plan	$ 34,782,129	$ (1,141,142)
Increase in fair value of related party pension plan investments	$ 4,156,919	21,279,760
Plan description	Part of the Telmex's employees are covered under defined benefit pension plans and seniority premiums. Pension benefits and seniority premiums are determined on the basis of compensation received by the employees in their final year of employment, their seniority, and their age at the time of retirement. Telmex has set up an irrevocable trust fund to finance these employee benefits and has adopted the policy of making contributions to such fund when it is considered necessary.
Top of range [member] | Telekom Austria [member] | Defined Contribution Plans [member]
Disclosure of defined benefit plans [line items]
Percentage of defined contribution plan	5.00%
Austria [member]
Disclosure of defined benefit plans [line items]
Service award description	Civil servants and certain employees (in the following “employees”) are eligible to receive service awards. In accordance with the legal regulations, eligible employees receive a cash bonus of two months’ salary after 25 years of service and four months’ salary after 40 years of service. Employees with at least 35 years of service when retiring (at the age of 65) or who are retiring based on specific legal regulations are also eligible to receive the service award of four monthly salaries. The obligation is accrued over the period of service, taking into account the employee turnover rate of employees who leave service early. The main risk that A1 Telekom Austria Group is exposed to is the risk of development of salary increases and changes of interest rates.
Service period to receive bonus, description	after 25 years
Service period to receive bonus, description	after 40 years
Contributions to social security, net of the share contributed by civil servants	$ 1,334,713	1,348,773
Contributions to the government, net of the share contributed by civil servants	530,888	492,439
Austria [member] | Defined Contribution Plans [member]
Disclosure of defined benefit plans [line items]
DCP liability	117,975	$ 126,869
Austria [member] | Telekom Austria [member]
Disclosure of defined benefit plans [line items]
Percentage of contribution to social security		12.55%
Austria [member] | Telekom Austria [member] | Defined Contribution Plans [member]
Disclosure of defined benefit plans [line items]
Defined contribution plan, payment	$ 54,945	$ 51,042
Austria [member] | Bottom of range [member]
Disclosure of defined benefit plans [line items]
Service period to receive bonus, description	35 years of service when retiring (at the age of 65)
Percentage of contribution to active civil servants	7.00%
Austria [member] | Top of range [member]
Disclosure of defined benefit plans [line items]
Percentage of contribution to active civil servants	29.00%
Brazil [member]
Disclosure of defined benefit plans [line items]
Current service cost	$ 99,498	98,658	93,742
Employee benefits	2,402,285	724,009
Cost of labor	3,365	2,377	374
Brazil [member] | Claro Brasil [member] | Defined Contribution Plans [member]
Disclosure of defined benefit plans [line items]
DCP liability	$ 76,509	92,238
Brazil [member] | Bottom of range [member] | Claro Brasil [member] | Participants enrolled before October 31st, 2014 [member]
Disclosure of defined benefit plans [line items]
Employee contributions to the plan	1.00%
Brazil [member] | Bottom of range [member] | Claro Brasil [member] | Participants enrolled after October 31st, 2014 [member]
Disclosure of defined benefit plans [line items]
Employee contributions to the plan	1.00%
Brazil [member] | Top of range [member] | Claro Brasil [member]
Disclosure of defined benefit plans [line items]
Employer contributions to the plan	8.00%
Brazil [member] | Top of range [member] | Claro Brasil [member] | Participants enrolled before October 31st, 2014 [member]
Disclosure of defined benefit plans [line items]
Employee contributions to the plan	8.00%
Brazil [member] | Top of range [member] | Claro Brasil [member] | Participants enrolled after October 31st, 2014 [member]
Disclosure of defined benefit plans [line items]
Employee contributions to the plan	7.00%
Mexico [member]
Disclosure of defined benefit plans [line items]
Current service cost		16,347	165,884
Expected return on plan assets		49,050
Employee benefits	$ 845,830	924,548
Ecuador [member]
Disclosure of defined benefit plans [line items]
Current service cost	34,425	58,354	$ 152,335
Employee benefits	$ 409,750	$ 448,608